Loans - Schedule of Subsequently Defaulted TDRs (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) SecurityLoan	Dec. 31, 2014 USD ($) SecurityLoan
Accounts, Notes, Loans and Financing Receivable
Threshold period for loans in default (in days)	30 days
TDRs Occurring during the Period | Non-Covered TDRs
Accounts, Notes, Loans and Financing Receivable
Number of loans | SecurityLoan	113
Pre-modification outstanding recorded investment	$ 62,631
Post-modification outstanding recorded investment	$ 57,041
Number of loans | SecurityLoan	62	40
Recorded investment	$ 35,793	$ 1,600
Commercial Loans | Real Estate | TDRs Occurring during the Period | Non-Covered TDRs
Accounts, Notes, Loans and Financing Receivable
Number of loans | SecurityLoan	11
Pre-modification outstanding recorded investment	$ 26,764
Post-modification outstanding recorded investment	$ 25,250
Number of loans | SecurityLoan	6	30
Recorded investment	$ 22,075	$ 0
Commercial Loans | Commercial and Industrial | TDRs Occurring during the Period | Non-Covered TDRs
Accounts, Notes, Loans and Financing Receivable
Number of loans | SecurityLoan	26
Pre-modification outstanding recorded investment	$ 21,233
Post-modification outstanding recorded investment	$ 18,114
Number of loans | SecurityLoan	20	9
Recorded investment	$ 8,970	$ 1,600
Commercial Loans | Energy-Related | TDRs Occurring during the Period | Non-Covered TDRs
Accounts, Notes, Loans and Financing Receivable
Number of loans | SecurityLoan	2
Pre-modification outstanding recorded investment	$ 9,797
Post-modification outstanding recorded investment	$ 9,484
Number of loans | SecurityLoan	1	0
Recorded investment	$ 3,120	$ 0
Residential Mortgage | Residential Mortgage | TDRs Occurring during the Period | Non-Covered TDRs
Accounts, Notes, Loans and Financing Receivable
Number of loans | SecurityLoan	1
Pre-modification outstanding recorded investment	$ 70
Post-modification outstanding recorded investment	$ 68
Number of loans | SecurityLoan	0	0
Recorded investment	$ 0	$ 0
Consumer and Other Loans | Consumer - Home Equity | TDRs Occurring during the Period | Non-Covered TDRs
Accounts, Notes, Loans and Financing Receivable
Number of loans | SecurityLoan	50
Pre-modification outstanding recorded investment	$ 4,440
Post-modification outstanding recorded investment	$ 3,865
Number of loans | SecurityLoan	20	0
Recorded investment	$ 1,547	$ 0
Consumer and Other Loans | Consumer - Indirect Automobile | TDRs Occurring during the Period | Non-Covered TDRs
Accounts, Notes, Loans and Financing Receivable
Number of loans | SecurityLoan	6
Pre-modification outstanding recorded investment	$ 79
Post-modification outstanding recorded investment	$ 79
Number of loans | SecurityLoan	6	0
Recorded investment	$ 79	$ 0
Consumer and Other Loans | Consumer - Other | TDRs Occurring during the Period | Non-Covered TDRs
Accounts, Notes, Loans and Financing Receivable
Number of loans | SecurityLoan	17
Pre-modification outstanding recorded investment	$ 248
Post-modification outstanding recorded investment	$ 181
Number of loans | SecurityLoan	9	1
Recorded investment	$ 2	$ 0